Stock-Based Compensation - Restricted Share Units (Details) - USD ($) $ / shares in Units, shares in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Performance-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the period (in shares)	17	17
Awarded (in shares)	1	15
Vested (in shares)	(2)	(2)
Cancelled (in shares)	(15)	(19)
Outstanding at the end of the period (in shares)	1	11
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 36.49	$ 36.49
Awarded (in dollars per share)	47.09	54.08
Vested (in dollars per share)	36.49	38.78
Cancelled (in dollars per share)	36.49	40.63
Outstanding at the end of the period (in dollars per share)	$ 47.09	$ 54.17
Unrecognized compensation cost	$ 0	$ 0
Service-based restricted share units
Shares Granted
Outstanding at the beginning of the period (in shares)	4,324	4,324
Awarded (in shares)	1,097	4,392
Vested (in shares)	(520)	(1,299)
Cancelled (in shares)	(252)	(540)
Outstanding at the end of the period (in shares)	4,649	6,877
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 41.86	$ 41.86
Awarded (in dollars per share)	46.06	50.44
Vested (in dollars per share)	52.65	44.28
Cancelled (in dollars per share)	38.98	44.01
Outstanding at the end of the period (in dollars per share)	$ 41.81	$ 46.72
Unrecognized compensation cost	$ 134,400,000	$ 232,900,000
Expected weighted-average recognition period for unrecognized compensation cost	2 years 8 months 12 days	3 years 3 months 18 days
Total fair value vested	$ 27,400,000	$ 66,900,000